Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
ke:EBP001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	As of December 31, 2025
	Level 1	Total
Investments at fair value:
Cash equivalents	$3,411	$3,411
Mutual funds	147,134,315	147,134,315
Kimball Electronics stock fund	2,494,557	2,494,557
Total investments in the fair value hierarchy	$149,632,283	$149,632,283

Investments at net asset value:
Common collective trust fund*		9,167,721

Total investments at fair value		$158,800,004

	As of December 31, 2024
	Level 1	Total
Investments at fair value:
Cash equivalents	$1,039	$1,039
Mutual funds	139,361,178	139,361,178
Kimball Electronics stock fund	2,543,341	2,543,341
Total investments in the fair value hierarchy	$141,905,558	$141,905,558

Investments at net asset value:
Common collective trust fund*		10,380,784

Total investments at fair value		$152,286,342
The Plan had no level 2 or 3 assets during the years ended December 31, 2025 and 2024.
*In accordance with subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.